SCHEDULE OF LOSS ON DISPOSAL OF A SUBSIDIARY (Details) - USD ($)		12 Months Ended
	Jun. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss on disposal		$ (42,346)
Zhengxinhui Education Technology Co Ltd [Member]
Current assets	$ 3
Non Current assets	42,653
Net Assets	42,656
Cash Consideration	310
Loss on disposal	$ 42,346